Product Returns Liability - Changes in Holdings' Product Returns Accrual (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Beginning of period	$ 42,031	$ 46,000
Expenditures	(20,700)	(20,300)
Provisions	20,000	20,200
End of period	$ 41,275	$ 45,900